Fair Value Measurements (Details) - Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Mar. 31, 2024	Dec. 31, 2023
Assets
Total assets		$ 196,983	$ 100,000
Liabilities
Total liabilities		72,168	57,591
Fair Value, Inputs, Level 1 [Member]
Assets
Available-for-sale investments	[1]	96,983
Fair Value, Inputs, Level 2 [Member]
Assets
Short-term investments		100,000	100,000
Fair Value, Inputs, Level 3 [Member]
Liabilities
Earnout Shares		2,147	1,671
Public Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Warrant liability		25,004	18,969
Private Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Warrant liability		$ 45,017	$ 36,951

[1]	$27,793 of these investments are classified as long-term on our consolidated balance sheet.